Cabana Target Leading Sector Conservative ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
CURRENCY – 11.9%
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	831,737	$21,191,079

EQUITY – 64.1%
Invesco QQQ Trust Series 1	117,728	42,920,097
SPDR Dow Jones Industrial Average ETF Trust	10,188	3,560,502
Vanguard Communication Services ETF	320,073	46,308,162
Vanguard Health Care ETF	56,317	14,440,805
Vanguard S&P 500 ETF	17,546	7,073,670
		114,303,236
FIXED INCOME – 23.9%
Vanguard Long-Term Bond ETF	335,921	35,560,597
Vanguard Short-Term Bond ETF	42,733	3,520,772
Vanguard Total Bond Market ETF	40,752	3,535,643
		42,617,012
TOTAL EXCHANGE-TRADED FUNDS
(Cost $176,474,526)		178,111,327

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(b)	302,338	302,338
TOTAL SHORT TERM INVESTMENTS
(Cost $302,338)		302,338
TOTAL INVESTMENTS – 100.1%
(Cost $176,776,864)		178,413,665
Liabilities in Excess of Other Assets – (0.1%)		(54,811)
TOTAL NET ASSETS – 100.0%		$178,358,854

(a)	Affiliated issuer.
(b)	The rate is the annualized seven-day yield at period end.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$–	$21,314,886	$–	$–	$(123,807)	$21,191,079	831,737	$–	$–